Earnings per share - Calculation of Earnings Per Share (Details) - RUB (₽) ₽ / shares in Units, ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
Net income attributable to owners of the Company	₽ 1,748,960	₽ 1,448,018	₽ 949,307	[1]
Weighted average number of ordinary shares outstanding	50,206,696	50,000,000	50,000,000
Effects of dilution from:
Share options (weighted average)	1,377,708	956,590
Weighted average number of ordinary shares outstanding, adjusted for the effect of dilution	51,584,404	50,956,590	50,000,000
Earnings per share (in Russian Roubles per share)
Basic	₽ 34.84	₽ 28.96	₽ 18.99	[1]
Diluted	₽ 33.90	₽ 28.42	₽ 18.99	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.